Report of Independent Registered Public Accounting
Firm

To the Board of Trustees of The KP Funds and
Shareholders of the Funds listed in Appendix A

In planning and performing our audit of the financial statements of the Funds listed in Appendix
A (constituting The KP Funds, hereafter collectively referred to as the Funds) as of and for the periods listed in Appendix A, in accordance with the standards of the Public Company Accounting Oversight
Board (United States) (PCAOB), we considered the
Funds internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting.
Accordingly, we do not express an opinion on the effectiveness of the Funds internal control over financial reporting.

The management of the Funds are responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A companys internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A companys internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a companys assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the companys annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds internal control over
financial reporting was for the limited purpose
described in the first paragraph and would not
necessarily disclose all deficiencies in internal
control over financial reporting that might be
material weaknesses under standards established by
the PCAOB. However, we noted no deficiencies in the
Funds internal control over financial reporting and
its operation, including controls over safeguarding
securities, that we consider to be a material
weakness as defined above as of December 31, 2019.
This report is intended solely for the information
and use of the Board of Trustees of The KP Funds and
the Securities and Exchange Commission and is not
intended to be and should not be used by anyone
other than these specified parties.
/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 27, 2020




Appendix A

Fund Name
Period of Operations
KP Retirement Path
Retirement Income Fund
Year ended December 31,
2019
KP Retirement Path 2020
Fund
Year ended December 31,
2019
KP Retirement Path 2025
Fund
Year ended December 31,
2019
KP Retirement Path 2030
Fund
Year ended December 31,
2019
KP Retirement Path 2035
Fund
Year ended December 31,
2019
KP Retirement Path 2040
Fund
Year ended December 31,
2019
KP Retirement Path 2045
Fund
Year ended December 31,
2019
KP Retirement Path 2050
Fund
Year ended December 31,
2019
KP Retirement Path 2055
Fund,
Year ended December 31,
2019
KP Retirement Path 2060
Fund
Year ended December 31,
2019
KP Retirement Path 2065
Fund
Period from May 24, 2019
(commencement of
operations) through
December 31, 2019
KP Large Cap Equity Fund
Year ended December 31,
2019
KP Small Cap Equity Fund
Year ended December 31,
2019
KP International Equity
Fund
Year ended December 31,
2019
KP Fixed Income Fund
Year ended December 31,
2019